Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Amounts Related to Revenue and Expenses Incurred in Transactions	The following table presents the amounts related to revenue and expenses incurred in transactions with these related parties:

	2013	2012	2011
Revenue	—	33	133
Purchase of goods and services	102	204	137

Schedule of Amounts Related to Accounts Receivable and Payables with Related Parties	The following table presents the amounts related to accounts payable balances with these related parties:

	2013	2012
Payables	33	30